UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 5.6%
Issued at Discount *
Straight-A Funding LLC:
144A, 0.1%, 8/18/2011	50,000,000	49,997,639
144A, 0.14%, 8/16/2011	40,000,000	39,997,666
144A, 0.15%, 9/12/2011	80,000,000	79,986,000
144A, 0.16%, 9/12/2011	42,043,000	42,035,152

Total Commercial Paper (Cost $212,016,457)		212,016,457
Government & Agency Obligations 67.9%
Other Government Related (a) 0.7%
International Bank for Reconstruction & Development, 0.054% *, 8/8/2011	25,000,000	24,999,708
US Government Sponsored Agencies 66.7%
Federal Farm Credit Bank:
0.01% *, 8/1/2011	11,000,000	11,000,000
0.019% *, 8/19/2011	25,000,000	24,999,750
0.02% *, 8/18/2011	25,000,000	24,999,764
0.029% *, 9/1/2011	25,000,000	24,999,354
0.099% *, 11/9/2011	10,000,000	9,997,222
0.11% **, 1/12/2012	100,000,000	100,001,137
0.117% **, 5/18/2012	165,000,000	164,993,354
0.127% *, 9/9/2011	25,000,000	24,996,479
0.129% *, 1/24/2012	20,000,000	19,987,289
0.144% *, 8/3/2011	43,500,000	43,499,492
0.257% *, 10/20/2011	34,500,000	34,480,067
0.318% *, 12/16/2011	28,000,000	27,965,902
Federal Home Loan Bank:
0.02% *, 8/24/2011	82,900,000	82,898,941
0.02% *, 8/31/2011	55,101,000	55,100,082
0.02% *, 9/9/2011	9,100,000	9,099,803
0.022% *, 8/5/2011	1,052,000	1,051,998
0.029% *, 9/1/2011	33,900,000	33,899,124
0.029% *, 9/2/2011	80,000,000	79,997,867
0.088% *, 9/6/2011	50,000,000	49,995,500
0.089% *, 9/21/2011	75,000,000	74,990,437
0.09%, 11/18/2011	25,000,000	24,997,537
0.109% *, 12/19/2011	50,000,000	49,978,611
0.13%, 1/23/2012	48,000,000	47,992,424
0.138% *, 8/12/2011	7,500,000	7,499,656
0.142% *, 8/17/2011	12,207,000	12,206,186
0.157% **, 9/26/2011	12,500,000	12,499,905
0.16%, 3/30/2012	34,025,000	34,017,487
0.16%, 4/2/2012	28,500,000	28,495,604
0.186% **, 10/6/2011	50,000,000	50,009,568
0.19% **, 1/18/2012	22,000,000	22,004,139
0.239% *, 8/22/2011	5,000,000	4,999,271
0.24%, 10/28/2011	15,675,000	15,672,583
0.264% *, 9/12/2011	15,900,000	15,894,992
0.3%, 12/27/2011	20,000,000	20,011,869
0.32%, 11/30/2011	30,000,000	30,018,463
0.75%, 12/21/2011	10,000,000	10,023,340
1.0%, 12/28/2011	13,460,000	13,504,739
5.375%, 8/19/2011	14,900,000	14,937,619
Federal Home Loan Mortgage Corp.:
0.05% *, 9/22/2011	82,045,000	82,039,075
0.05% *, 11/2/2011	100,000,000	99,987,083
0.07% **, 11/9/2011	75,000,000	74,983,305
0.089% *, 12/20/2011	25,000,000	24,991,187
0.089% *, 12/21/2011	25,000,000	24,991,125
0.096% **, 11/10/2011	200,000,000	200,000,000
0.119% *, 1/11/2012	25,000,000	24,986,417
0.129% *, 10/17/2011	23,500,000	23,493,466
0.147% **, 2/16/2012	70,000,000	70,013,831
0.161% *, 9/1/2011	8,935,000	8,933,730
1.125%, 4/25/2012	18,185,000	18,308,792
Federal National Mortgage Association:
0.019% *, 8/17/2011	60,000,000	59,999,467
0.04% *, 9/15/2011	50,000,000	49,997,500
0.049% *, 9/2/2011	83,500,000	83,496,289
0.09% *, 8/8/2011	32,500,000	32,499,368
0.099% *, 12/2/2011	50,000,000	49,982,917
0.115% *, 8/22/2011	25,000,000	24,998,250
0.118% *, 9/13/2011	100,000,000	99,985,667
0.147% **, 9/19/2011	30,000,000	29,999,793
0.149% *, 1/17/2012	60,000,000	59,957,750
5.0%, 10/15/2011	50,000,000	50,485,942
5.375%, 11/15/2011	16,040,000	16,280,617

		2,524,129,126
US Treasury Obligation 0.5%
US Treasury Bill, 0.16% *, 9/1/2011	17,500,000	17,497,589

Total Government & Agency Obligations (Cost $2,566,626,423)		2,566,626,423
Repurchase Agreements 22.5%
Barclays Capital PLC, 0.08%, dated 7/27/2011, to be repurchased at $44,000,684 on 8/3/2011 (b)	44,000,000	44,000,000
BNP Paribas, 0.19%, dated 7/29/2011, to be repurchased at $248,865,924 on 8/1/2011 (c)	248,861,984	248,861,984
JPMorgan Securities, Inc., 0.2%, dated 7/29/2011, to be repurchased at $250,004,167 on 8/1/2011 (d)	250,000,000	250,000,000
Morgan Stanley & Co., Inc., 0.2%, dated 7/29/2011, to be repurchased at $250,004,167 on 8/1/2011 (e)	250,000,000	250,000,000
The Goldman Sachs & Co., 0.19%, dated 7/29/2011, to be repurchased at $59,413,632 on 8/1/2011 (f)	59,412,691	59,412,691

Total Repurchase Agreements (Cost $852,274,675)		852,274,675
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,630,917,555) †	96.0	3,630,917,555
Other Assets and Liabilities, Net	4.0	152,053,999

Net Assets	100.0	3,782,971,554

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $3,630,917,555.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $63,951,098 US Treasury STRIPS, maturing on 8/15/2015-11/15/2029 with a value of $44,880,001.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,375,000	Federal Home Loan Bank	2.125	6/10/2016	1,398,366
141,637,000	Federal Home Loan Mortgage Corp.	1.375-5.125	2/25/2014-10/18/2016	154,830,701
94,003,000	Federal National Mortgage Association	2.25-5.0	7/18/2016-2/13/2017	97,610,849
Total Collateral Value				253,839,916

(d)	Collateralized by $241,164,054 Federal Home Loan Mortgage Corp., with various coupon rates from 2.02-6.678%, with various maturity dates of 9/1/2018-8/1/2041 with a value of $255,623,474.
(e)	Collateralized by $240,274,773 Federal National Mortgage Association, with various coupon rates from 4.0-5.5%, with various maturity dates of 7/1/2030-1/1/2039 with a value of $255,000,001.
(f)	Collateralized by $53,818,610 Government National Mortgage Association, 6.25%, maturing on 12/20/2039 with a value of $60,600,945.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$2,778,642,880	$—	$2,778,642,880
Repurchase Agreements	—	852,274,675	—	852,274,675
Total	$—	$3,630,917,555	$—	$3,630,917,555

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011